Exhibit 99.2

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2014, leases with a total base residual value of $20,416,688.15 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	December	$469,262,367.30
2015-	January	$435,820,292.08	$8,959,846.40	12.70%	$26,715,655.45	6.40%
	February	$416,415,143.60	$8,655,824.18	12.27%	$12,917,903.45	3.10%
	March	$394,464,821.33	$8,290,134.35	11.75%	$15,732,175.10	3.77%
	April	$370,943,011.00	$7,870,098.30	11.16%	$17,614,309.90	4.22%
	May	$341,551,967.99	$7,308,221.47	10.36%	$23,928,347.50	5.73%
	June	$310,214,358.18	$6,678,543.85	9.47%	$26,358,423.35	6.32%
	July	$277,359,652.51	$6,031,070.03	8.55%	$28,366,952.87	6.80%
	August	$236,714,052.88	$5,199,339.58	7.37%	$36,826,278.10	8.82%
	September	$198,003,707.63	$4,387,466.77	6.22%	$35,500,738.60	8.51%
	October	$147,870,488.10	$3,313,208.49	4.70%	$47,805,088.70	11.45%
	November	$85,771,558.91	$1,971,639.57	2.80%	$60,862,991.35	14.58%
	December	$39,157,294.69	$941,262.83	1.33%	$46,099,783.25	11.05%
2016-	January	$26,081,940.06	$629,703.53	0.89%	$12,640,468.25	3.03%
	February	$10,832,732.09	$261,757.05	0.37%	$15,117,181.92	3.62%
	March	$385,246.58	$9,311.49	0.01%	$10,492,091.40	2.51%
	April	$217,052.15	$5,622.80	0.01%	$164,618.10	0.04%
	May	$186,176.96	$4,796.65	0.01%	$27,288.00	0.01%
	June	$182,433.61	$4,796.65	0.01%	$0.00	0.00%
	July	$178,668.64	$4,796.65	0.01%	$0.00	0.00%
	August	$149,578.63	$4,142.89	0.01%	$25,957.00	0.01%
	September	$133,765.38	$3,643.91	0.01%	$13,031.85	0.00%
	October	$91,671.69	$2,697.65	0.00%	$40,177.00	0.01%
	November	$10,617.49	$221.99	0.00%	$81,386.00	0.02%
	December	$0.00	$0.00	0.00%	$10,675.00	0.00%

Total			$70,538,147.08	100.00%	$417,341,522.14	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$487,879,669.22

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
October 2014	Car	616	86.52%	$(2,394)	(7.65)%	(14.72)%
	CUV	546	76.90%	$1,680	4.22%	8.21%
	SUV	171	77.03%	$1,475	4.42%	9.32%
	Truck	88	41.51%	$4,719	11.05%	22.43%
	Total/Average	1,421	76.56%	77	0.22%	0.43%
November 2014	Car	395	86.43%	$(1,787)	(5.59)%	(11.11)%
	CUV	391	79.15%	$1,863	4.70%	9.23%
	SUV	94	71.76%	$1,990	5.78%	12.56%
	Truck	84	57.93%	$4,970	11.48%	23.27%
	Total/Average	964	78.57%	$651	1.79%	3.58%
December 2014	Car	365	85.88%	$(1,308)	(4.06)%	(8.11)%
	CUV	356	74.79%	$2,253	5.64%	11.02%
	SUV	112	74.67%	$2,972	7.82%	17.73%
	Truck	64	39.75%	$4,828	11.20%	23.10%
	Total/Average	897	74.01%	$1,077	2.93%	5.90%